Cover	Nov. 19, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42518
Entity Registrant Name	INFLECTION POINT ACQUISITION CORP. V
Entity Central Index Key	0002028355
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	167 Madison Ave
Entity Address, Address Line Two	Suite 205 #1017
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	476-6908
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	MAYAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MAYA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share upon the completion of the Company’s initial business combination
Entity Addresses [Line Items]
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A
Trading Symbol	MAYAR
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Information, Former Legal or Registered Name	Maywood Acquisition Corp.